COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details)		12 Months Ended
	Mar. 31, 2021 CAD ($) shares	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Other Commitments
Purchase commitment		$ 224,000,000	$ 236,000,000	$ 207,000,000
Contingencies
Amount accrued related to operating facilities for the estimated expenses to remediate the sites		24,000,000	$ 30,000,000
TC PipeLines, LP | Scenario, Forecast
Other Commitments
Common shares issued to common unitholders	0.70
Common shares issued (in shares) | shares	38,000,000
Gain (loss) recognized from transaction	$ 0
Canadian Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		900,000,000
U.S. Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		300,000,000
Mexico Natural Gas Pipelines | Capital expenditures
Other Commitments
Purchase commitment		200,000,000
Liquids Pipelines | Capital expenditures
Other Commitments
Purchase commitment		900,000,000
Power and Storage | Capital expenditures
Other Commitments
Purchase commitment		$ 300,000,000